STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholders Equity Note Disclosure [Text Block]

NOTE 8 — STOCKHOLDERS’ EQUITY

August 2015 Warrants

As a result of the inclusion of a floor price of $0.10 being the lowest possible conversion price in the offering February 2016 Series B Preferred Stock, the unexercised warrants remaining under the August 2015 Financing were re-priced to $0.10 (not accounting for the 1-for-12 reverse split that occurred on June 20, 2016). From February 29, 2016 to March 31, 2016, 61,217 of the Series A Warrants were exercised into 61,217 shares of the Company’s common stock. The Company received $75,000 in gross proceeds from the exercise and reclassified $138,000 of derivative liabilities to stockholders’ equity.

Conversions and Balances of Outstanding Series B Preferred Stock from February 2016 Financing

From March 1, 2016 to March 31, 2016, 1,891,807 of the Series B Convertible Preferred Stock and 122,500 in dividends have been converted into 1,605,578 shares of common stock. As of March 31, 2016, 1,664,853 of the Series B Convertible Preferred Stock remain outstanding. As a result of the conversion, the Company recorded a deemed dividend of $370,000, which represents the difference in the fair value of the common stock issued ($1,941,000) and the carrying value of the preferred stock converted ($1,571,000).

Conversions of 8% Notes

During the three months ended March 31, 2016, the holders of the 8% Convertible notes converted $250,000 principal into 150,790 shares of common stock.

Other Common Stock Issuances

During the three months ended March 31, 2016, the Company issued a total of 101,527 shares of common stock having a fair value to employees, directors, consultants and general counsel in lieu of paying $195,000 worth of services.

Warrants and Options

The Company has issued warrants and options outside of the equity incentive plans. A summary of the warrant and option activity is as follows:

	Number of Warrants and Options (in Shares)	Weighted Average Exercise Price
Outstanding January 1, 2016	776,879	$80.04
Granted	148,195	2.52
Exercised	(61,217)	1.20
Forfeited or Expired	(9,569)	2,030.28
Outstanding, March 31, 2016	854,288	44.16
Exercisable, March 31, 2016	783,503	$47.28

13 — STOCKHOLDERS’ EQUITY

April 2014 Offering

On April 22, 2014, the Company closed an underwritten public offering of 43,833 shares of common stock, at a purchase price to the public of $228 per share, for net proceeds to the Company, after deducting underwriter discounts and offering expenses, of $8,816,000. Roth Capital Partners and Feltl and Company acted as underwriters for the offering.

Reduction in Authorized Shares

On June 11, 2014, the Board approved a resolution to amend the Corporation’s Certificate of Incorporation, declaring said resolution to be advisable, and calling for the submission of the following resolution to the shareholders to authorize the Board to decrease the number of authorized shares of common stock from 300,000,000 shares to 100,000,000 shares.

Purchase Agreements and Registration Rights Agreement with Lincoln Park

$1,000,000 Purchase Agreement
On September 22, 2014, the Company entered into a Purchase Agreement with Lincoln Park Capital Fund (“Lincoln Park”), pursuant to which we offered 4,167 shares of our common stock to Lincoln Park at a price of $240.00 per share, for an aggregate purchase price of $961,000 net of expenses. The closing of the transaction occurred on September 24, 2014. The Company issued the 4,167 shares of common stock pursuant to the Company’s registration statement on Form S-3 that was declared effective on August 31, 2014 (the “Shelf Registration Statement”).
$15,000,000 Purchase Agreement
On September 19, 2014, the Company entered into a Purchase Agreement (the “$15M Purchase Agreement”) and a registration rights agreement with Lincoln Park. In consideration for entering into the transaction, the Company issued 1,458 shares of our common stock to Lincoln Park as a commitment fee upon execution of the $15M Purchase Agreement. The Company recorded $346,000 as a prepaid expense based upon a stock price of $237.60 on the date of issuance. Lincoln Park also agreed to purchase up to $15,000,000 of our shares of common stock over the 24-month term of the $15M Purchase Agreement.
The $15M Purchase Agreement provides that, from time to time over the term of the $15M Purchase Agreement, on any business day, as often as every other business day, and at our sole discretion, the Company may require Lincoln Park to purchase up to 833 shares of our common stock (a “Regular Purchase”); provided, however, that (i) a Regular Purchase may be increased to up to 1,250 shares of our common stock provided that the closing sale price of our common stock is not below $240.00 on the purchase date, (ii) a Regular Purchase may be increased to up to 1,667 shares of our common stock provided that the closing sale price of our common stock is not below $300.00 on the purchase date and (iii) a Regular Purchase may be increased to up to 2,083 shares of our common stock provided that the closing sale price of our common stock is not below $360.00 on the purchase date; and provided, further, that the aggregate price of any Regular Purchase shall not exceed $1,000,000. The Company may not sell any shares of our common stock as a Regular Purchase on a date in which the closing sale price of our common stock is below $180.00. The purchase price for Regular Purchases shall be equal to the lesser of (i) the lowest sale price of our common stock on the purchase date and (ii) the average of the three (3) lowest closing sale prices of our common stock during the ten (10) business days prior to the purchase date, as reported on the NASDAQ Capital Market.
On October 3, 2014, the Company filed a registration statement on Form S-1 with the SEC to register 39,858 shares of the Company’s common stock for sale to Lincoln Park under the $15M Purchase Agreement and the 1,459 shares of common stock issued to Lincoln Park as a commitment fee. On October 20, 2014, the SEC declared this registration statement effective. On May 18, 2015, the Company filed a Post-Effective Amendment to deregister the 404,826 shares of common stock registered pursuant to the registration statement declared effective on October 20, 2014, that remained unsold.
Between October 20, 2014 and May 18, 2015, the Company had drawn down $145,000 and issued 833 shares of common stock under the $15M Purchase Agreement. The prepaid expense for this financing was $0 as of December 31, 2015, representing a decrease of $346,000 from the initial recording of $346,000. The Company is amortizing the prepaid balance to additional paid in capital on a straight line basis over the term of the agreement.
$1,331,500 Purchase Agreement
On November 25, 2014, the Company entered into a purchase agreement, pursuant to which the Company sold to Lincoln Park, certain officers and directors of the Company (the “Affiliate Purchasers”) and certain other investors (the “Other Investors”) an aggregate of $1,331,500 of the Company’s common stock. The Company received net proceeds of $1,311,500 after deducting $20,000 in expenses associated with the purchase agreement. Pursuant to the purchase agreement, Lincoln Park purchased 4,167 shares of Common Stock at a purchase price of $150.00 per share, the Affiliate Purchasers purchased 2,050 shares of Common Stock at a purchase price of $164.40 per share and the Other Investors purchased 2,463 shares of Common Stock at a purchase price of $150.00 per share pursuant to the Company’s Shelf Registration Statement.

Equity Distribution Agreement with Roth Capital Partners, LLC

On November 18, 2014, the Company entered into an Equity Distribution Agreement (the “Equity Distribution Agreement”) with Roth Capital Partners, LLC (“Roth”), pursuant to which the Company may sell from time to time up to $10,000,000 of shares of common stock (the “Shares”), through Roth (the “Offering”). The Equity Distribution Agreement was amended on December 29, 2014 to change the amount of the Offering to up to $1,000,000. Effective February 23, 2015, the Company terminated the Equity Distribution Agreement with Roth.

Issuance of common stock to 31 Group

On December 30, 2014, the Company issued 276 shares of its common stock in consideration of 31 Group’s execution and delivery of the Purchase Agreement (See Note 12 — Series A Convertible Preferred Stock).

August 2015 Underwritten Offering

On August 19, 2015, the Company closed an underwritten public offering of its Class A Units, Class B Units, Series C Warrants and Series D Warrants. The Company offered (i) 212,500 Class A Units, at a price of $12.00 per Class A Unit, each of which consists of one share of common stock and 0.5 of a Series A Warrant to purchase one share of its common stock at an exercise price of $12.00 per warrant, (ii) 204,167 Class B Units, at a price of $11.88 per Class B Unit, each of which consists of one pre-funded Series B Warrant to purchase one share of common stock and 0.5 of a Series A Warrant, (iii) 212,500 Series C Warrants, at a price of $0.12 per Series C Warrant, which is deemed to be included in the $12.00 price per Class A Unit, each to purchase one additional Class A Unit at an exercise price of $12.00, and (iv) 412,500 Series D Warrants, at a price of $0.12 per Series D Warrant, which is deemed to be included in the $11.88 price per Class B Unit, each to purchase one additional Class B Unit at an exercise price of $11.88. The Company received approximately $4,975,500 in gross proceeds from the offering, before underwriting discounts and commissions and offering expenses payable by the Company. Roth Capital Partners, LLC acted as sole book-running manager and as underwriter for the offering.
Each Series A Warrant was immediately exercisable at an initial exercise price of $12.00 per share. The Series A Warrants will expire on the fifth anniversary of the initial date of issuance.
Each Pre-funded Series B Warrant was immediately exercisable at an initial exercise price of $0.12 per share. The Pre-funded Series B Warrants will expire on the fifth anniversary of the initial date of issuance. Pre-funded Series B Warrants that expire unexercised will have no further value and the holder of such warrant will lose the pre-funded amount.
Each Series C Warrant was exercisable for one additional Class A Unit, each of which consists of one share of our common stock and 0.5 of a Series A Warrant to purchase one share of our common stock. The Series C Warrants are exercisable immediately at an initial exercise price of $12.00 per Class A Unit, subject to adjustment. Beginning at the close of trading on the 60th trading day following the date of issuance, and effective beginning on the third (3rd) trading day immediately preceding such 60th trading day, the Series C Warrants will be exercisable at a per Class A Unit exercise price equal to the lowest of (i) the then-effective exercise price per Class A Unit, (ii) 80% of the closing price of our common stock on such 60th trading day and (iii) 80% of the average of the volume weighted average price of our common stock (“VWAP”) for the three (3) trading days ending and including the 60th trading day following the date of issuance. The Series C Warrants expired at the close of business at 5:00 p.m. (New York time) on November 19, 2015, the 65th trading day following the date of issuance.
Each Series D Warrant was exercisable for one additional Class B Unit, each of which consists of one Pre-funded Series B Warrant to purchase one share of our common stock and 0.5 of a Series A Warrant to purchase one share of our common stock. The Series D Warrants are exercisable immediately at an initial exercise price of $11.88 per Class B Unit, subject to adjustment. Beginning at the close of trading on the 60th trading day following the date of issuance, and effective beginning on the third (3rd) trading day immediately preceding such 60th trading day, the Series D Warrants will be exercisable at a per Class B Unit exercise price equal to the lowest of (i) the then-effective exercise price per Class B Unit, (ii) 80% of the closing price of our common stock on such 60th trading day and (iii) 80% of the average of the VWAP for the three (3) trading days ending and including the 60th trading day following the date of issuance. The Series D Warrants will expired at the close of business at 5:00 p.m. (New York time) on November 19, 2015, the 65th trading day following the date of issuance.
As a result of the net cash settlement provisions included in each of the warrants issued in the offering, the Company recorded an aggregate $3,368,000 as a derivative liability on the date of the offering. The remaining portion of the gross proceeds of $1,607,000 was recorded by the Company to stockholders’ equity on the date of the offering. The Company allocated the aggregate costs associated with the offering of $945,000 on a pro rata basis to the warrants and common shares issued in the offering and as a result, $640,000 of the costs were expensed and $305,000 were recorded as a reduction to additional paid in capital on the date of the offering.
At various dates from the date of the offering through December 31, 2015, all 204,167 of the Series B Warrants were exercised into 204,167 shares of the Company’s common stock. The Company received $17,000 in cash as a result of the exercise and reclassified $1,197,000 of derivative liabilities to stockholders’ equity.
From October 1, 2015 through November 19, 2015, 187,500 Series C Warrants issued in our August 2015 underwritten public offering have been exercised into 187,500 Class A Units, consisting of 187,500 shares of common stock and 93,750 Series A Warrants, at an exercise price of $3.02 per share.
From October 1, 2015 through November 19, 2015, 388,750 Series D Warrants issued in our August 2015 underwritten public offering have been exercised into 388,750 Class B Units, consisting of 388,750 Series B Warrants and 194,376 Series A Warrants, at an exercise price of $3.02 per share. Of such Series B Warrants issued, 388,750 were then exercised into 388,750 shares of common stock as of December 1, 2015.

Settlement with Holders of Series B Warrants

On November 2, 2015, the Company entered into a Settlement Agreement and Mutual Release (the “Agreement”) with certain holders (the “Holders”) of the Company’s Series B Warrants to purchase common stock (the “Original Warrants”), issued in connection with the August 2015 underwritten offering. Upon the consummation of the Agreement, in full and complete satisfaction of all claims that the Holders made or could have made against the Company arising in connection with the Original Warrants, the Company delivered to the Holders new warrants initially exercisable to purchase, in the aggregate, two hundred four thousand one sixty eight (204,168) shares of the Company’s common stock, par value $0.00001, at an exercise price of $9.00 per share with an expiration date of November 2, 2018, as set forth in the Agreement.

Settlement of Amounts Due to Related Parties

In October 2015, George Schmitt, Chief Executive Officer and Chairman of the Board, agreed to convert $500,000 of existing loans due from the Company into 74,405 shares of the Company’s common stock with a grant date fair value of approximately $500,000.

Shares Issued for Services

In 2015, the Company issued 113,611 shares of common stock to employees in lieu of paying $1,325,221 of payroll due to cost cutting measures and 39,118 shares of common stock to various other parties to pay $509,072 worth of services. In 2014, the Company did not issue any shares to employees in lieu of paying payroll or any shares to consultants.

Stock Options — Equity Incentive Plans:

The Company’s stock option plans provide for the grant of options to purchase shares of common stock to officers, directors, other key employees and consultants. The purchase price may be paid in cash or “net settled” in shares of the Company’s common stock. In a net settlement of an option, the Company does not require a payment of the exercise price of the option from the optionee, but reduces the number of shares of common stock issued upon the exercise of the option by the smallest number of whole shares that has an aggregate fair market value equal to or in excess of the aggregate exercise price for the option shares covered by the option exercised. Options generally vest over a three year period from the date of grant and expire ten years from the date of grant.
A summary of the Company’s historical stock option plan activity as of December 31, 2015 is as follows:

Plan Name	Options Authorized	Options Granted	Shares Exercised	Shares Forfeited/Expired	Options Outstanding
2004	1,190	1,190	(562)	(390)	238
2005	1,190	1,190	(83)	(1,107)	0
2006	2,620	2,584	(53)	(603)	1,928
2007	238	214	—	(36)	178
2009	2,381	2,987	(84)	(1,247)	1,656
2013	7,553	4,110	—	(1,053)	3,057
2015	19,708	19,709	—	(1,500)	18,209
Total	34,880	31,984	(782)	(5,936)	25,266
The weighted average fair value of options granted was $25.92 and $146.16 during the years ended December 31, 2015 and 2014, respectively. Each option is estimated on the date of grant, using the Black-Scholes model and the following assumptions (all in weighted averages):

	2015	2014
Exercise price	$30.60	$170.40
Volatility	116%	118%
Risk-free interest rate	1.54%	1.63%
Expected dividend yield	0%	0%
Expected term (years)	6	6
The risk-free rate is based on the rate for the U.S. Treasury note over the expected term of the option. The expected term for employees represents the period of time that options granted are expected to be outstanding using the simplified method and for non-employee options, the expected term is the full term of the option. Expected volatility is based on the average of the weekly share price changes over the shorter of the expected term or the period from the placement on London Stock Exchange’s AIM Market to the date of the grant. The forfeiture rate for the year ended December 31, 2015 was 5.5%. The forfeiture rate is based on historical data related to prior option grants, as the Company believes such historical data will be similar to future results.
A summary of the status of the Company’s stock option plans for the years ended December 31, 2015 and 2014 is as follows:

	Number of Options (in Shares)	Weighted Average Exercise Price
Options Outstanding, January 1, 2015	7,995	$3,202.32
Granted	20,375	30.60
Exercised	—	—
Forfeited or Expired	(3,104)	645.00
Options outstanding, December 31, 2015	25,266	958.80
Exercisable, December 31, 2015	5,477	$4,275.24
As of December 31, 2015, the weighted average remaining contractual life was 8.26 years for the options outstanding and 4.29 years for the options exercisable.
Summary information regarding the options outstanding and exercisable at December 31, 2015 is as follows:

	Outstanding			Exercisable
Range of Exercise Prices	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable (in shares)	Weighted Average Exercise Price
$2.50 – 80.50	21,958	9.13	$76.08	2,206	$417.48
84 – 238	1,133	6.65	1,502.04	1,096	1,499.16
350 – 700	1,962	0.19	8,258.40	1,962	8,258.40
1,225 – 2,890	213	1.01	21,785.40	213	21,785.40
	25,266			5,477
Under the provisions of ASC 718, the Company recorded approximately $530,000 and $625,000 of stock based compensation expense for the years ended December 31, 2015 and 2014, respectively. Stock based compensation for employees was approximately $269,000 and $305,000 and stock based compensation expense for non-employees was approximately $261,000 and $320,000 for the years ended December 31, 2015 and 2014, respectively. As of December 31, 2015 and 2014, there was approximately $0.5 million and $0.6 million, respectively, of unrecognized compensation cost related to non-vested options under the plans. The weighted average grant date value of the options forfeited in 2015 was $645.00.
In 2015 and 2014, no options were exercised. The intrinsic value of options exercisable at December 31, 2015 and 2014 was $0 and $0, respectively. The total fair value of shares vested during 2015 and 2014 was approximately $498,000 and $830,000, respectively.
The Company had approximately $0.5 million of unrecognized stock-based compensation expense related to unvested stock options, net of estimated forfeitures, as of December 31, 2015, which we expect to be recognized over the next three years.

Warrants:

The Company has issued warrants, at exercise prices equal to or greater than market value of the Company’s common stock at the date of issuance in connection with numerous financing transactions.
A summary of the warrant and option activity is as follows:

	Number of Options/Warrants (in Shares)	Weighted Average Exercise Price
Warrants Outstanding, January 1, 2015	38,510	$739.20
Granted	1,931,021	6.12
Exercised	(1,169,167)	1.56
Forfeited or Expired	(48,750)	13.80
Warrants Outstanding, December 31, 2015	751,614	50.52
Exercisable, December 31, 2015	751,614	$50.52
Summary information regarding the warrants as of December 31, 2015 is as follows:

Exercise Price	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)
$9.00	204,168	2.83
$12.00	496,458	4.77
$138	12,084	4.10
$240.00	3,521	4.14
$262.56	1.428	2.89
$420.00	589	2.65
$660.00	4,762	0.13
$824.40	27,223	2.66
$944.40	119	0.28
$1,050	1,190	2.04
$4,200.00	72	1.20
Exercisable, December 31, 2015	751,614